FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

        The Company established a fair value hierarchy which prioritizes and ranks the level of market price observability used in measuring investments at fair value. Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories (from highest to lowest) based on inputs:

  Level 1—Quoted prices (unadjusted) are available in active markets for identical instruments that the Company has the ability to access as of the reporting date. The Company, to the extent that it holds such instruments, does not adjust the quoted price for these instruments, even in situations in which the Company holds a large position and a sale could reasonably affect the quoted price.

  Level 2—Pricing inputs are observable for the instruments, either directly or indirectly, as of the reporting date, but are not the same as those used in Level 1. Fair value is determined through the use of models or other valuation methodologies. The estimated fair values of government securities money markets, U.S. Treasury Bills and bank time deposits classified in Level 2 as of September 30, 2014 and 2013 are based on quoted prices for recent trading activity in identical or similar instruments. The Company generally invests in U.S. Treasury Bills with maturities of less than six months.

  Level 3—Pricing inputs are unobservable for the instruments and include situations in which there is little, if any, market activity for the investments. The inputs into the determination of fair value require significant judgment or estimation by the Company's management. The valuation methodology used for the Company's investment classified as Level 3 as of December 31, 2013 was based upon a recent market transaction executed by the issuer.

        See Note 2 for further information on the Company's fair value hierarchy.

        The following tables summarize the levels of the fair value hierarchy into which the Company's financial assets and liabilities fall as of September 30, 2014:

Financial assets:	Total	Level 1	Level 2	Level 3
Included in cash and cash equivalents
Government securities money market	$63,987	$—	$63,987	$—
Investments
U.S. treasury bills	73,999	—	73,999	—

Total financial assets	$137,986	$—	$137,986	$—

        The following table summarizes the levels of the fair value hierarchy into which the Company's financial assets fall as of December 31, 2013:

Financial assets:	Total	Level 1	Level 2	Level 3
Included in cash and cash equivalents
Government securities money market	$73,366	$—	$73,366	$—
U.S. treasury bills	146,991	—	146,991	—
Bank time deposits	40,468	—	40,468	—
Investments
U.S. treasury bills	66,237	—	66,237	—
Common stock	1,904	—	—	1,904

Total financial assets	$328,966	$—	$327,062	$1,904

        The Company's methodology for reclassifications impacting the fair value hierarchy is that transfers in/out of the respective category are reported at fair value as of the beginning of the period in which the reclassification occurred. The changes to the Company's investment classified as Level 3 are as follows for the nine months ended September 30, 2014.

Common Stock
January 1, 2014	$1,904
Non-cash settlement of customer receivable	1,000
Distribution to Parent	(2,904)

September 30, 2014	$—

Unrealized gains (losses) related to investment still held as of September 30, 2014	$—

        There were no transfers between Level 1, Level 2 or Level 3 during the nine months ended September 30, 2014 and 2013.

Investment Risk Factors and Concentration of Investments

        The Company's financial instruments are subject to the following risk factors:

  Market Risk

        Market risk represents the loss that can be caused by a change in the fair value of a financial instrument.

  Currency Risk

        The Company is exposed to the risk that the exchange rate of the U.S. dollar relative to other currencies may have an adverse effect on the reported value of the Company's non-U.S. dollar denominated or based assets and liabilities.

6. FAIR VALUE MEASUREMENTS

        The Company established a fair value hierarchy which prioritizes and ranks the level of market price observability used in measuring investments at fair value. Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories (from highest to lowest) based on inputs:

  Level 1—Quoted prices (unadjusted) are available in active markets for identical instruments that the Company has the ability to access as of the reporting date. The Company, to the extent that it holds such instruments, does not adjust the quoted price for these instruments, even in situations in which the Company holds a large position and a sale could reasonably affect the quoted price.

  Level 2—Pricing inputs are observable for the instruments, either directly or indirectly, as of the reporting date, but are not the same as those used in Level 1. Fair value is determined through the use of models or other valuation methodologies. The estimated fair values of government securities money markets, U.S. treasury bills and bank time deposits classified in Level 2 as of December 31, 2013 and 2012 are based on quoted prices for recent trading activity in identical or similar instruments. The Company generally invests in U.S. treasury bills with maturities of less than six months.

  Level 3—Pricing inputs are unobservable for the instruments and include situations in which there is little, if any, market activity for the investments. The inputs into the determination of fair value require significant judgment or estimation by the Company's management. The valuation methodology used for the Company's investment classified as Level 3 as of December 31, 2013 was based upon a recent market transaction executed by the issuer.

        See Note 2 for further information on the Company's fair value hierarchy.

        The following tables summarize the levels of the fair value hierarchy into which the Company's financial assets and liabilities fall as of December 31, 2013:

Financial assets:	Total	Level 1	Level 2	Level 3
Included in cash and cash equivalents
Government securities money market	$73,366	$—	$73,366	$—
U.S. treasury bills	146,991	—	146,991	—
Bank time deposits	40,468	—	40,468	—
Investments:
U.S. treasury bills	66,237	—	66,237	—
Common stock	1,904	—	—	1,904

Total investments in securities	68,141	—	66,237	1,904

Total financial assets	$328,966	$—	$327,062	$1,904

        The following table summarizes the levels of the fair value hierarchy into which the Company's financial assets fall as of December 31, 2012:

Financial assets:	Total	Level 1	Level 2	Level 3
Included in cash and cash equivalents
Government securities money market	$22,685	$—	$22,685	$—
U.S. treasury bills	135,293	135,293	—	—
Investments:
U.S. treasury bills	50,995	50,995	—	—
Bank time deposits	88,143	—	88,143	—

Total investments in securities	139,138	50,995	88,143	—

Total financial assets	$297,116	$186,288	$110,828	$—

        The Company's methodology for reclassifications impacting the fair value hierarchy is that transfers in/out of the respective category are reported at fair value as of the beginning of the year in which the reclassification occurred. The changes to the Company's investment classified as Level 3 are as follows for the year ended December 31, 2013.

Common Stock
January 1, 2013	$—
Non-cash settlement of accounts receivable	2,828
Unrealized gains (losses)	(924)

December 31, 2013	$1,904

Unrealized gains (losses) related to investment still held as of December 31, 2013	$(924)

        There were no transfers between Level 1, Level 2 or Level 3 during the years ended December 31, 2013 and 2012.

  Investment Risk Factors and Concentration of Investments

        The Company's financial instruments are subject to the following risk factors:

  Market Risk

        Market risk represents the loss that can be caused by a change in the fair value of a financial instrument.

  Currency Risk

        The Company is exposed to the risk that the exchange rate of the U.S. dollar relative to other currencies may have an adverse effect on the reported value of the Company's non-U.S. dollar denominated or based assets and liabilities.